Canadian Emergency Business Account (“CEBA”) (Details Narrative) $ in Thousands, $ in Thousands	1 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023	Sep. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)
Short-Term Debt [Line Items]
Loan payment term			1 year	1 year
Interest rate			8.00%	8.00%
Gain loss on extinguishment of debt			$ 15
CEBA Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans	$ 40	$ 60
Forgiven of loan	15					$ 10
Conversion of loan	$ 40					$ 40
Loan payment term	3 years	3 years				3 years
Interest rate	5.00%	5.00%				5.00%
Gain loss on extinguishment of debt			$ 15